Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	$ 11,013	¥ 78,181	¥ 36,411	¥ 39,803
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	607	4,308	3,346	1,526
Amortization of right-of-use assets	99	700	647
Provision for credit losses	1,650	11,713	91	5,264
Gain on short-term investments			(500)	(133)
Changes in operating assets and liabilities:
Accounts receivable	8,972	63,697	(44,918)	(22,901)
Advance to suppliers	(17,666)	(125,425)	20,548	(59,617)
Amounts due from related parties				21
Prepaid expenses and other current assets	(2)	(13)	(1,457)	(42)
Deferred tax assets, net	(1,110)	(7,880)	(616)	(702)
Accounts payable	(7,291)	(51,767)	(16,087)	60,126
Contract liabilities	(1,571)	(11,154)	(9,828)	34,381
Income tax payables	(1)	(6)	(393)	454
Amounts due to related parties	132	940	191	1,624
Operating lease liabilities	(105)	(742)	(222)
Accrued expenses and other current liabilities	145	1,040	(2,333)	821
Net cash provided by/ (used in) operating activities	(5,128)	(36,408)	(15,120)	60,625
Cash flows from investing activities:
Purchases of software and equipment	(1,704)	(12,101)	(13,729)	(24,137)
Maturities of short-term investments	1	4	82,280	26,802
Purchases of short-term investments			(52,232)	(50,647)
Proceeds from short-term investments			500	133
Net cash (used in)/ provided by investing activities	(1,703)	(12,097)	16,819	(47,849)
Cash flows from financing activities:
Proceeds from short-term borrowings	8,909	63,256	9,089
Repayments of short-term borrowings	(4,197)	(29,796)	(3,168)
Payments of offering costs related to initial public offering ("IPO")	(569)	(4,038)	(2,503)
Issuance of preferred shares				26,500
Net cash provided by financing activities	4,143	29,422	3,418	26,500
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	(8)	148	(81)
Net increase/(decrease) in cash, cash equivalents and restricted cash:	(2,689)	(19,091)	5,265	39,195
Cash, cash equivalents and restricted cash at the beginning of year	6,946	49,314	44,049	4,854
Cash, cash equivalents and restricted cash at the end of year	4,257	30,223	49,314	44,049
Supplemental disclosure of cash flow information:
Income tax paid	1	6	415
Interest paid	129	919	30
Supplemental schedule of non-cash investing and financing activities:
Deemed dividend to redeemable preferred shareholders				568
Accretion of subsidiary' redeemable preferred shares to redemption value			2,906	1,325
Reclassification from mezzanine equity to permanent equity			114,910
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses			¥ 1,430